SCHEDULE OF MATURITIES OF LEASE LIABILITIES (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Oct. 21, 2024	Dec. 31, 2023
Maturities
2025	$ 405,918	$ 342,065
2026	400,523	187,600
2027	543,993	185,100
2028	551,231	185,100
2029	359,500	185,094
Total	3,097,563	1,084,959
Less imputed interest	939,330	177,509
Total lease liabilities	$ 2,158,233	$ 907,450	$ 988,436	$ 284,115